JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 91.2%
Aerospace & Defense — 2.0%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	885	826
Boeing Co. (The)
2.20%, 2/4/2026	934	855
3.60%, 5/1/2034	194	162
3.25%, 2/1/2035	515	408
3.83%, 3/1/2059	190	132
3.95%, 8/1/2059	534	388
L3Harris Technologies, Inc. 4.40%, 6/15/2028	320	321
Leidos, Inc. 2.30%, 2/15/2031	292	242
Raytheon Technologies Corp.
1.90%, 9/1/2031	388	327
2.38%, 3/15/2032	652	568
3.75%, 11/1/2046	368	326
3.03%, 3/15/2052	200	157
		4,712
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	258	207
Airlines — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	155	136
Auto Components — 0.1%
Lear Corp. 3.55%, 1/15/2052	448	312
Automobiles — 0.3%
General Motors Co.
6.13%, 10/1/2025	259	274
5.15%, 4/1/2038	181	169
Hyundai Capital America 2.38%, 10/15/2027 (a)	183	164
		607
Banks — 16.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	167
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (b)	1,200	1,173
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	1,434	1,410
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)	462	450
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	664	600
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	170	148
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	2,729	2,378
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	1,324	1,113
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	648	556
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	16	15
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,145	882
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	365	322
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	520	490

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (b)	208	167
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	600	580
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	480	413
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,536	3,480
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	296	302
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	277	269
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	687	620
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	411	406
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	476	413
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	492	416
5.30%, 5/6/2044	32	33
Commonwealth Bank of Australia (Australia)
2.69%, 3/11/2031 (a)	265	222
3.78%, 3/14/2032 (a)	395	357
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	628	612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	490	476
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	430	462
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	613	559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	660	640
Fifth Third Bancorp
(SOFR + 1.36%), 4.06%, 4/25/2028 (b)	304	302
(SOFR + 1.66%), 4.34%, 4/25/2033 (b)	352	348
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	450	436
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	1,010	949
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	944	941
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	630	572
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	844	823
(SOFR + 2.11%), 4.76%, 6/9/2028 (b) (e)	610	610
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	690	598
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,273	1,105
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	200	170
ING Groep NV (Netherlands)
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	1,000	993
(SOFR + 1.83%), 4.02%, 3/28/2028 (b)	425	415
Intesa Sanpaolo SpA (Italy)
3.93%, 9/15/2026 (f)	650	704
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (f)	400	451
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	125	127
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	504	475
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	555	456

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	385	357
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	425	381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	561	523
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (b)	1,368	1,351
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (b)	745	678
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	1,136	1,135
4.25%, 8/19/2026 (a)	539	528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	1,132	1,032
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	885	849
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	365	361
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (f)	200	219
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	368	325
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (f)	200	176
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	260	253
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	529	515
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	648	598
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (b)	307	252
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b)	336	277
		40,416
Beverages — 2.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	801	811
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	758	767
4.00%, 1/17/2043	243	214
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	375	360
4.35%, 6/1/2040	538	508
4.60%, 4/15/2048	21	20
4.50%, 6/1/2050	174	165
Coca-Cola Co. (The)
2.50%, 6/1/2040	193	156
3.00%, 3/5/2051	278	231
Constellation Brands, Inc.
3.60%, 5/9/2024	320	323
3.15%, 8/1/2029	436	400
4.75%, 5/9/2032	384	393
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	640	527
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	596	547
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	797	649
		6,071

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 1.6%
AbbVie, Inc.
4.05%, 11/21/2039	526	489
4.40%, 11/6/2042	596	568
4.25%, 11/21/2049	607	568
Amgen, Inc.
2.45%, 2/21/2030	240	215
3.15%, 2/21/2040	624	514
2.80%, 8/15/2041	192	148
3.00%, 1/15/2052	396	295
Biogen, Inc. 2.25%, 5/1/2030	113	95
Gilead Sciences, Inc. 2.60%, 10/1/2040	353	270
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	702	581
		3,743
Capital Markets — 7.9%
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	1,426	1,364
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	786	728
4.28%, 1/9/2028 (a)	490	471
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	470	394
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	401	333
(SOFR + 2.26%), 3.74%, 1/7/2033 (b)	465	380
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	243	219
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	340	310
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	884	824
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	1,656	1,615
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	53	46
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	392	329
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	696	597
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	596	530
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	543	510
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (b)	335	323
Macquarie Group Ltd. (Australia)
(SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	432	380
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	628	609
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (b)	35	33
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 12/31/2164 (b) (c) (d)	228	173
Moody's Corp. 2.55%, 8/18/2060	262	169
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	2,045	1,861
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	668	604
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	296	296
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	675	679
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	90	74
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	1,212	1,023
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	560	481

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	248	184
S&P Global, Inc.
2.90%, 3/1/2032 (a)	368	336
2.30%, 8/15/2060	124	79
State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 4.42%, 6/15/2022 (b) (c) (d)	225	225
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	360	364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	595	537
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	550	557
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	455	415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	984	837
		18,889
Chemicals — 0.8%
Albemarle Corp.
4.65%, 6/1/2027	328	330
5.05%, 6/1/2032	248	250
CF Industries, Inc.
5.15%, 3/15/2034	402	413
5.38%, 3/15/2044	105	106
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200	185
Mosaic Co. (The) 4.05%, 11/15/2027	96	96
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	150	135
Sherwin-Williams Co. (The) 2.20%, 3/15/2032	384	323
		1,838
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	150	134
Consumer Finance — 2.8%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	640	600
1.75%, 1/30/2026	330	295
2.45%, 10/29/2026	656	587
3.88%, 1/23/2028	150	139
3.00%, 10/29/2028	908	797
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	213	214
2.88%, 2/15/2025 (a)	343	323
2.13%, 2/21/2026 (a)	190	170
4.25%, 4/15/2026 (a)	807	772
4.38%, 5/1/2026 (a)	82	79
2.53%, 11/18/2027 (a)	56	48
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (b)	176	177
Ford Motor Credit Co. LLC 3.82%, 11/2/2027	1,130	1,043
General Motors Financial Co., Inc.
5.25%, 3/1/2026	226	232
3.85%, 1/5/2028	22	21
2.40%, 10/15/2028	600	515

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.30%, 4/6/2029	575	548
OneMain Finance Corp. 7.13%, 3/15/2026	20	20
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	216	216
5.50%, 2/15/2024 (a)	21	21
		6,817
Containers & Packaging — 0.1%
LABL, Inc. 6.75%, 7/15/2026 (a)	160	154
Diversified Consumer Services — 0.2%
Pepperdine University Series 2020, 3.30%, 12/1/2059	50	38
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	317	241
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	103
University of Miami Series 2022, 4.06%, 4/1/2052	140	128
		510
Diversified Financial Services — 0.6%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	770	664
National Rural Utilities Cooperative Finance Corp. 1.35%, 3/15/2031	800	637
Shell International Finance BV (Netherlands) 3.63%, 8/21/2042	200	178
		1,479
Diversified Telecommunication Services — 3.4%
AT&T, Inc.
2.55%, 12/1/2033	1,038	877
3.50%, 6/1/2041	1,286	1,085
3.50%, 9/15/2053	366	295
3.55%, 9/15/2055	981	785
CCO Holdings LLC
5.38%, 6/1/2029 (a)	255	248
4.50%, 8/15/2030 (a)	350	316
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	1,148	1,069
Verizon Communications, Inc.
1.75%, 1/20/2031	1,169	969
2.55%, 3/21/2031	338	299
2.36%, 3/15/2032	1,068	920
4.27%, 1/15/2036	1,244	1,229
2.65%, 11/20/2040	156	120
		8,212
Electric Utilities — 8.5%
AEP Texas, Inc. 4.70%, 5/15/2032	70	71
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	185	136
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	200	152
Alliant Energy Finance LLC 4.25%, 6/15/2028 (a)	181	181
American Transmission Systems, Inc. 2.65%, 1/15/2032 (a)	480	418
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	298	263
6.38%, 4/1/2036	22	25

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	187	149
2.90%, 6/15/2050	294	224
Commonwealth Edison Co. 3.70%, 3/1/2045	401	351
Duke Energy Carolinas LLC
4.25%, 12/15/2041	335	319
4.00%, 9/30/2042	488	451
Duke Energy Corp. 2.55%, 6/15/2031	668	572
Duke Energy Florida LLC
1.75%, 6/15/2030	204	172
2.40%, 12/15/2031	696	607
Duke Energy Indiana LLC
3.75%, 5/15/2046	220	193
2.75%, 4/1/2050	190	141
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	51	48
Duke Energy Progress LLC
3.40%, 4/1/2032	180	172
2.90%, 8/15/2051	180	138
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	179	171
Edison International
3.55%, 11/15/2024	38	38
4.95%, 4/15/2025	437	447
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (c) (d)	291	250
Emera US Finance LP (Canada)
2.64%, 6/15/2031	254	218
4.75%, 6/15/2046	266	246
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	548	542
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	205	169
Entergy Arkansas LLC 4.95%, 12/15/2044	153	153
Entergy Corp. 2.40%, 6/15/2031	446	375
Entergy Louisiana LLC
2.35%, 6/15/2032	414	355
4.95%, 1/15/2045	966	970
2.90%, 3/15/2051	142	108
Entergy Mississippi LLC 3.50%, 6/1/2051	89	75
Entergy Texas, Inc.
1.50%, 9/1/2026	224	202
3.45%, 12/1/2027	71	69
4.00%, 3/30/2029	25	25
1.75%, 3/15/2031	155	128
Evergy, Inc. 2.90%, 9/15/2029	91	82
Exelon Corp. 3.35%, 3/15/2032 (a)	168	154
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,304	1,232
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	555	472
Florida Power & Light Co. 4.05%, 6/1/2042	44	42
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	706	635

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	260	261
2.75%, 3/1/2032 (a)	329	287
Louisville Gas and Electric Co. 4.65%, 11/15/2043	65	62
Metropolitan Edison Co. 4.00%, 4/15/2025 (a)	46	46
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	70	69
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 2.13%), 2.95%, 6/15/2067 (b)	612	490
Northern States Power Co. 4.50%, 6/1/2052	40	42
NRG Energy, Inc. 5.75%, 1/15/2028	75	75
Ohio Power Co. Series R, 2.90%, 10/1/2051	328	242
Pacific Gas and Electric Co.
(SOFRINDX + 1.15%), 1.93%, 11/14/2022 (b)	150	150
1.70%, 11/15/2023	336	327
3.50%, 6/15/2025	166	161
4.50%, 7/1/2040	252	205
4.25%, 3/15/2046	238	183
3.95%, 12/1/2047	508	369
PacifiCorp
2.70%, 9/15/2030	152	138
3.30%, 3/15/2051	402	330
2.90%, 6/15/2052	386	294
PECO Energy Co. 2.80%, 6/15/2050	296	224
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 3.66%, 3/30/2067 (b)	712	577
Public Service Co. of Colorado
Series 38, 4.10%, 6/1/2032	180	184
Series 36, 2.70%, 1/15/2051	185	137
Series 39, 4.50%, 6/1/2052	165	169
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	288	246
Public Service Electric and Gas Co.
3.10%, 3/15/2032	208	194
2.05%, 8/1/2050	190	124
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	54	52
Series 13-A, 3.90%, 3/15/2043	5	4
Series C, 3.60%, 2/1/2045	86	67
Series C, 4.13%, 3/1/2048	170	146
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	89	75
Union Electric Co. 3.90%, 4/1/2052	100	91
Virginia Electric and Power Co. 2.45%, 12/15/2050	698	489
Vistra Operations Co. LLC
4.88%, 5/13/2024 (a)	376	377
3.55%, 7/15/2024 (a)	372	365
5.13%, 5/13/2025 (a)	827	832
3.70%, 1/30/2027 (a)	69	65
4.30%, 7/15/2029 (a)	427	399
		20,489

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.0% ^
Rockwell Automation, Inc. 2.80%, 8/15/2061	160	111
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	223	218
Entertainment — 2.6%
Activision Blizzard, Inc. 2.50%, 9/15/2050	855	633
Electronic Arts, Inc.
1.85%, 2/15/2031	262	218
2.95%, 2/15/2051	292	224
Magallanes, Inc.
3.76%, 3/15/2027 (a)	240	233
4.28%, 3/15/2032 (a)	650	607
5.05%, 3/15/2042 (a)	596	539
5.14%, 3/15/2052 (a)	160	143
Netflix, Inc.
3.63%, 5/15/2027	265	283
4.88%, 4/15/2028	1,394	1,382
3.88%, 11/15/2029 (f)	500	516
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	208	208
3.55%, 4/14/2025	240	238
3.70%, 4/14/2027	190	188
4.00%, 4/14/2032	120	115
Walt Disney Co. (The) 3.50%, 5/13/2040	203	181
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	500	460
		6,168
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	496	433
American Tower Corp.
2.75%, 1/15/2027	794	741
4.05%, 3/15/2032	416	392
Corporate Office Properties LP
2.00%, 1/15/2029	100	84
2.75%, 4/15/2031	124	104
Crown Castle International Corp. 3.10%, 11/15/2029	269	244
Essex Portfolio LP 2.65%, 9/1/2050	396	263
Kimco Realty Corp. 2.25%, 12/1/2031	224	187
Life Storage LP 4.00%, 6/15/2029	368	352
National Retail Properties, Inc. 3.00%, 4/15/2052	156	110
Office Properties Income Trust 2.65%, 6/15/2026	423	374
Realty Income Corp. 2.85%, 12/15/2032	280	250
Regency Centers LP
2.95%, 9/15/2029	394	354
3.70%, 6/15/2030	376	353
UDR, Inc. 3.00%, 8/15/2031	13	12
VICI Properties LP 3.88%, 2/15/2029 (a)	225	202
WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	550	504

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Welltower, Inc.
2.75%, 1/15/2032	320	276
3.85%, 6/15/2032	184	175
WP Carey, Inc.
2.40%, 2/1/2031	583	490
2.45%, 2/1/2032	110	92
		5,992
Food & Staples Retailing — 0.1%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	452	312
Food Products — 0.5%
Kraft Heinz Foods Co.
3.75%, 4/1/2030	389	371
4.63%, 10/1/2039	506	467
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	90	80
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	403	347
		1,265
Gas Utilities — 0.0% ^
Southern California Gas Co. 4.45%, 3/15/2044	25	23
Health Care Equipment & Supplies — 0.3%
Hologic, Inc. 3.25%, 2/15/2029 (a)	370	333
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	184	159
4.45%, 8/15/2045	152	135
		627
Health Care Providers & Services — 3.3%
Aetna, Inc.
4.13%, 11/15/2042	178	158
4.75%, 3/15/2044	193	185
3.88%, 8/15/2047	162	142
Anthem, Inc.
4.63%, 5/15/2042	32	32
4.65%, 1/15/2043	269	269
Centene Corp. 3.38%, 2/15/2030	200	184
Cigna Corp. 3.40%, 3/15/2050	57	45
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	19	15
CVS Health Corp.
4.30%, 3/25/2028	206	209
1.75%, 8/21/2030	251	208
4.78%, 3/25/2038	384	382
2.70%, 8/21/2040	599	454
HCA, Inc.
5.88%, 2/15/2026	174	183
5.38%, 9/1/2026	587	611
4.50%, 2/15/2027	1,116	1,127
3.13%, 3/15/2027 (a)	240	228

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.63%, 9/1/2028	343	360
5.88%, 2/1/2029	162	171
4.13%, 6/15/2029	392	380
Memorial Health Services 3.45%, 11/1/2049	44	38
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	482	351
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	29
UnitedHealth Group, Inc.
4.20%, 5/15/2032	284	291
3.50%, 8/15/2039	794	719
2.75%, 5/15/2040	287	234
3.05%, 5/15/2041	152	127
2.90%, 5/15/2050	170	132
3.25%, 5/15/2051	103	86
4.75%, 5/15/2052	172	182
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	364	308
2.65%, 1/15/2032 (a)	40	33
		7,873
Household Durables — 0.4%
MDC Holdings, Inc. 2.50%, 1/15/2031	866	682
Toll Brothers Finance Corp. 4.88%, 3/15/2027	348	346
		1,028
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)
3.30%, 7/15/2025 (a)	634	617
3.95%, 7/15/2030 (a)	223	207
Constellation Energy Generation LLC 5.60%, 6/15/2042	344	337
Southern Power Co.
5.15%, 9/15/2041	29	28
Series F, 4.95%, 12/15/2046	350	336
		1,525
Industrial Conglomerates — 0.4%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	948	935
Insurance — 0.8%
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	168	154
4.20%, 8/15/2048	114	111
2.85%, 10/15/2050	406	310
3.85%, 3/15/2052	288	263
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	140	135
MetLife, Inc. 4.13%, 8/13/2042	54	51
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	290	252
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	268	229
4.45%, 5/15/2069 (a)	180	161

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	80	69
Prudential Financial, Inc. 3.91%, 12/7/2047	10	9
Teachers Insurance & Annuity Association of America (ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (b)	224	222
		1,966
Interactive Media & Services — 0.1%
Alphabet, Inc. 2.05%, 8/15/2050	304	213
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.
2.10%, 5/12/2031	185	163
3.60%, 4/13/2032	292	289
3.88%, 8/22/2037	449	442
2.50%, 6/03/2050	586	436
3.10%, 5/12/2051	150	125
3.95%, 4/13/2052	175	169
2.70%, 6/3/2060	262	189
		1,813
IT Services — 0.9%
Block, Inc. 3.50%, 6/1/2031 (a)	190	163
Global Payments, Inc.
2.15%, 1/15/2027	610	554
3.20%, 8/15/2029	568	514
2.90%, 5/15/2030	380	332
PayPal Holdings, Inc. 2.30%, 6/1/2030	256	224
VeriSign, Inc. 2.70%, 6/15/2031	285	238
Visa, Inc. 2.70%, 4/15/2040	158	133
		2,158
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	332	250
Media — 2.5%
Charter Communications Operating LLC
2.30%, 2/1/2032	317	251
6.38%, 10/23/2035	316	336
3.50%, 6/1/2041	602	451
3.50%, 3/1/2042	160	119
3.70%, 4/1/2051	159	115
3.90%, 6/1/2052	485	362
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	160	147
Comcast Corp.
3.20%, 7/15/2036	290	258
3.75%, 4/1/2040	6	6
2.80%, 1/15/2051	280	212
2.45%, 8/15/2052	1,484	1,049
2.94%, 11/1/2056 (a)	592	442
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	184	181
CSC Holdings LLC 7.50%, 4/1/2028 (a)	200	186

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
3.95%, 3/20/2028	921	888
4.00%, 9/15/2055	176	133
iHeartCommunications, Inc. 5.25%, 8/15/2027 (a)	160	150
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (b)	135	128
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (a)	155	144
Time Warner Cable LLC
5.88%, 11/15/2040	290	289
4.50%, 9/15/2042	89	74
		5,921
Metals & Mining — 2.2%
Arconic Corp. 6.13%, 2/15/2028 (a)	40	39
BHP Billiton Finance Ltd. (Australia) Series 10, 3.25%, 9/24/2027 (f)	650	730
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	175	168
5.25%, 9/1/2029	1,408	1,407
4.25%, 3/1/2030	259	245
5.40%, 11/14/2034	384	391
5.45%, 3/15/2043	18	18
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	598	580
2.50%, 9/1/2030 (a)	172	145
2.85%, 4/27/2031 (a)	592	508
2.63%, 9/23/2031 (a)	222	186
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	200	175
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	127	124
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	529	493
		5,209
Multi-Utilities — 1.9%
Ameren Corp.
1.75%, 3/15/2028	297	263
3.50%, 1/15/2031	497	465
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (a)	260	259
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (b) (c) (d)	344	305
2.65%, 6/1/2031	492	428
CMS Energy Corp. 2.95%, 2/15/2027	546	517
NiSource, Inc.
0.95%, 8/15/2025	304	279
2.95%, 9/1/2029	446	403
1.70%, 2/15/2031	343	275
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70	55
Puget Energy, Inc. 2.38%, 6/15/2028	320	285
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	468	432
4.30%, 4/1/2042	54	50

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (b)	295	257
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	354	287
Series 21A, 3.15%, 9/30/2051	140	104
		4,664
Oil, Gas & Consumable Fuels — 8.5%
BP Capital Markets America, Inc.
2.72%, 1/12/2032	624	561
3.06%, 6/17/2041	165	137
2.77%, 11/10/2050	136	100
2.94%, 6/4/2051	41	31
BP Capital Markets plc (United Kingdom) (EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (b) (c) (d) (f)	650	649
Buckeye Partners LP
4.50%, 3/1/2028 (a)	125	116
5.60%, 10/15/2044	25	19
Cenovus Energy, Inc. 3.75%, 2/15/2052	180	144
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	1,407	1,450
Cheniere Energy Partners LP
4.50%, 10/1/2029	100	98
3.25%, 1/31/2032 (a)	797	697
Chevron USA, Inc. 2.34%, 8/12/2050	237	172
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	180	193
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	181	165
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	256	235
2.88%, 4/1/2032 (a)	81	68
4.90%, 6/1/2044	95	85
Devon Energy Corp.
5.25%, 10/15/2027	368	373
4.50%, 1/15/2030	927	914
Diamondback Energy, Inc.
3.50%, 12/1/2029	458	433
3.13%, 3/24/2031	170	154
Enbridge, Inc. (Canada)
(SOFRINDX + 0.63%), 1.41%, 2/16/2024 (b)	198	197
3.13%, 11/15/2029	350	325
Energy Transfer LP
2.90%, 5/15/2025	294	286
4.00%, 10/1/2027	262	254
5.80%, 6/15/2038	648	639
5.95%, 10/1/2043	180	177
5.30%, 4/1/2044	95	87
Enterprise Products Operating LLC
3.20%, 2/15/2052	491	371
3.30%, 2/15/2053	264	200
EQT Corp. 3.90%, 10/1/2027	256	247

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.00%, 8/16/2039	572	490
3.10%, 8/16/2049	185	151
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	129	113
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	208	204
Hess Corp. 5.60%, 2/15/2041	170	173
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	564	507
Kinder Morgan, Inc. 3.25%, 8/1/2050	312	230
Lundin Energy Finance BV (Netherlands) 3.10%, 7/15/2031 (a)	769	677
Marathon Petroleum Corp. 4.75%, 9/15/2044	21	19
MPLX LP
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (b) (c) (d)	420	408
1.75%, 3/1/2026	484	443
4.70%, 4/15/2048	228	203
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	640	662
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	385	367
Phillips 66 2.15%, 12/15/2030	558	472
Pioneer Natural Resources Co. 1.90%, 8/15/2030	226	190
Plains All American Pipeline LP 4.30%, 1/31/2043	267	214
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	538	555
4.20%, 3/15/2028	1,400	1,384
4.50%, 5/15/2030	180	179
Santos Finance Ltd. (Australia) 3.65%, 4/29/2031 (a)	482	415
Targa Resources Partners LP
5.00%, 1/15/2028	616	603
4.88%, 2/1/2031	100	96
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	558	462
3.13%, 5/29/2050	105	84
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	686	692
Williams Cos., Inc. (The)
2.60%, 3/15/2031	640	555
4.90%, 1/15/2045	184	172
		20,297
Personal Products — 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027 (a)	370	362
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	240	220
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	682	470
Bausch Health Cos., Inc. 5.75%, 8/15/2027 (a)	195	172
Bristol-Myers Squibb Co.
2.95%, 3/15/2032	280	263
2.35%, 11/13/2040	55	42
2.55%, 11/13/2050	942	694
3.70%, 3/15/2052	216	196

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly & Co. 2.25%, 5/15/2050	238	172
Merck & Co., Inc.
2.15%, 12/10/2031	332	294
2.75%, 12/10/2051	1,052	813
Pfizer, Inc. 2.70%, 5/28/2050	288	227
Roche Holdings, Inc. (Switzerland)
2.08%, 12/13/2031 (a)	873	763
2.61%, 12/13/2051 (a)	665	504
Royalty Pharma plc 3.35%, 9/2/2051	324	228
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,030	1,076
2.05%, 3/31/2030	470	403
3.03%, 7/9/2040	200	161
Zoetis, Inc.
2.00%, 5/15/2030	401	346
4.70%, 2/1/2043	176	177
		7,221
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 4.80%, 8/6/2030 (f)	200	105
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (f)	200	180
		285
Road & Rail — 1.7%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	312	294
3.90%, 8/1/2046	105	97
3.05%, 2/15/2051	167	133
4.45%, 1/15/2053	340	338
Canadian Pacific Railway Co. (Canada)
2.05%, 3/05/2030	519	452
3.10%, 12/2/2051	190	149
CSX Corp. 2.50%, 5/15/2051	902	635
Kansas City Southern
2.88%, 11/15/2029	392	359
4.95%, 8/15/2045	130	130
3.50%, 5/1/2050	280	228
Norfolk Southern Corp.
3.95%, 10/1/2042	98	89
3.05%, 5/15/2050	329	257
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	155	146
Union Pacific Corp.
3.60%, 9/15/2037	529	493
4.38%, 9/10/2038	48	47
3.55%, 8/15/2039	217	195
4.30%, 6/15/2042	41	39
		4,081

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc. 2.95%, 10/1/2051	232	186
Broadcom Corp.
3.88%, 1/15/2027	214	211
3.50%, 1/15/2028	513	487
Broadcom, Inc.
4.11%, 9/15/2028	312	304
4.15%, 11/15/2030	74	70
2.45%, 2/15/2031 (a)	632	524
Intel Corp. 3.05%, 8/12/2051	440	348
KLA Corp. 3.30%, 3/1/2050	196	162
NXP BV (China)
5.35%, 3/1/2026	799	827
4.40%, 6/1/2027	160	161
3.25%, 5/11/2041	101	78
Qorvo, Inc. 4.38%, 10/15/2029	618	579
TSMC Arizona Corp. (Taiwan) 3.88%, 4/22/2027	350	353
TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031 (a)	940	805
Xilinx, Inc. 2.38%, 6/1/2030	454	404
		5,499
Software — 1.4%
Microsoft Corp.
3.70%, 8/8/2046	130	126
2.92%, 3/17/2052	176	147
2.68%, 6/1/2060	174	133
NCR Corp. 5.00%, 10/1/2028 (a)	125	118
Oracle Corp.
3.80%, 11/15/2037	424	351
3.60%, 4/1/2040	942	732
3.60%, 4/1/2050	622	450
Roper Technologies, Inc. 2.95%, 9/15/2029	278	253
Salesforce, Inc. 2.90%, 7/15/2051	356	280
VMware, Inc.
4.65%, 5/15/2027	70	71
3.90%, 8/21/2027	313	307
4.70%, 5/15/2030	33	33
2.20%, 8/15/2031	528	429
		3,430
Specialty Retail — 0.8%
Home Depot, Inc. (The)
1.88%, 9/15/2031	544	464
3.30%, 4/15/2040	301	266
2.38%, 3/15/2051	450	322
2.75%, 9/15/2051	200	152
Lowe's Cos., Inc.
3.75%, 4/1/2032	192	183
2.80%, 9/15/2041	288	223

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
3.70%, 4/15/2046	370	309
3.00%, 10/15/2050	113	84
		2,003
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.
2.38%, 2/8/2041	305	241
3.45%, 2/9/2045	136	123
2.65%, 2/8/2051	401	310
2.70%, 8/5/2051	268	210
2.80%, 2/8/2061	221	165
2.85%, 8/5/2061	155	118
Dell International LLC
6.02%, 6/15/2026	750	792
4.90%, 10/1/2026	913	932
5.30%, 10/1/2029	281	285
3.38%, 12/15/2041 (a)	80	60
		3,236
Thrifts & Mortgage Finance — 0.9%
BPCE SA (France)
5.15%, 7/21/2024 (a)	555	565
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	746
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	990	889
		2,200
Tobacco — 1.6%
Altria Group, Inc.
3.40%, 2/4/2041	485	353
3.88%, 9/16/2046	206	152
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	1,757	1,655
BAT International Finance plc (United Kingdom)
4.45%, 3/16/2028	472	459
2.25%, 9/9/2052 (f)	600	383
Philip Morris International, Inc.
2.10%, 5/1/2030	388	327
4.38%, 11/15/2041	262	231
3.88%, 8/21/2042	170	140
4.13%, 3/4/2043	108	92
		3,792
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.88%, 1/15/2026	320	301
3.63%, 12/1/2027	60	56
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	223	227

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
1.95%, 1/30/2026 (a)	238	213
Imola Merger Corp. 4.75%, 5/15/2029 (a)	210	197
		994
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (a)	632	599
T-Mobile USA, Inc.
3.75%, 4/15/2027	685	676
3.88%, 4/15/2030	1,211	1,165
		2,440
Total Corporate Bonds (Cost $245,283)		218,837
Asset-Backed Securities — 0.7%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	184	193
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	39	37
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	162	145
Series 2021-1, Class B, 3.95%, 7/11/2030	80	71
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	18	16
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	25	25
JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	379	396
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	204	196
Series 2018-1, Class AA, 3.50%, 3/1/2030	595	546
Series 2019-1, Class AA, 4.15%, 8/25/2031	32	30
Series 2019-2, Class AA, 2.70%, 5/1/2032	17	15
Total Asset-Backed Securities (Cost $1,814)		1,670
Municipal Bonds — 0.1% (g)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044(Cost $327)	320	284
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bonds
2.00%, 8/15/2051	80	63
1.88%, 11/15/2051	30	23
2.25%, 2/15/2052	60	50
U.S. Treasury Notes 1.38%, 11/15/2031	50	44
Total U.S. Treasury Obligations (Cost $202)		180

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 6.7%
Investment Companies — 6.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (h) (i) (Cost $15,143)	15,140	15,144
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 0.72%, 8/18/2022 (j) (k)(Cost $889)	890	888
Total Short Term Investments (Cost $16,032)		16,032
Total Investments — 98.8% (Cost $263,658)		237,003
Other Assets Less Liabilities — 1.2%		2,809
NET ASSETS — 100.0%		239,812

Percentages indicated are based on net assets.

Abbreviations
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2022.
(j)	The rate shown is the effective yield as of May 31, 2022.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10 Year Bond	41	06/15/2022	AUD	3,596	(79)
Canada 5 Year Bond	59	09/20/2022	CAD	5,347	(14)
U.S. Treasury Long Bond	129	09/21/2022	USD	17,975	(230)
U.S. Treasury Ultra Bond	39	09/21/2022	USD	6,062	(6)
U.S. Treasury 2 Year Note	98	09/30/2022	USD	20,686	(7)
					(336)
Short Contracts
Euro-Bobl	(17)	06/08/2022	EUR	(2,308)	29
Euro-Bund	(5)	06/08/2022	EUR	(814)	5
Long Gilt	(6)	09/28/2022	GBP	(877)	19
U.S. Treasury 5 Year Note	(56)	09/30/2022	USD	(6,325)	19
U.S. Treasury 10 Year Note	(74)	09/21/2022	USD	(8,836)	62
U.S. Treasury 10 Year Ultra Note	(182)	09/21/2022	USD	(23,367)	230
					364
					28

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
CAD	97	USD	76	State Street Corp.	6/3/2022	1
EUR	3,901	USD	4,186	BNP Paribas	6/3/2022	2
EUR	356	USD	369	Standard Chartered Bank	6/3/2022	12
EUR	231	USD	244	State Street Corp.	6/3/2022	4
GBP	1,451	USD	1,768	BNP Paribas	6/6/2022	61
GBP	24	USD	31	Royal Bank of Canada	6/6/2022	—(a)
CAD	34	USD	27	Merrill Lynch International	7/5/2022	—(a)
USD	453	AUD	629	BNP Paribas	7/5/2022	1
Total unrealized appreciation						81
AUD	629	USD	453	BNP Paribas	6/3/2022	(1)
USD	241	AUD	336	Merrill Lynch International	6/3/2022	—
USD	207	AUD	293	State Street Corp.	6/3/2022	(3)
USD	76	CAD	97	Royal Bank of Canada	6/3/2022	(1)
USD	4,751	EUR	4,488	HSBC Bank, NA	6/3/2022	(67)
USD	2,310	GBP	1,839	Barclays Bank plc	6/6/2022	(8)
USD	22	GBP	18	State Street Corp.	6/6/2022	—
USD	27	CAD	34	State Street Corp.	7/5/2022	—(a)
USD	4,164	EUR	3,874	BNP Paribas	7/5/2022	(3)
USD	481	GBP	382	Barclays Bank plc	7/5/2022	(1)
Total unrealized depreciation						(84)
Net unrealized depreciation						(3)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.80	USD 7,000	(40)	(40)	(80)

(*)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,670	$—	$1,670
Corporate Bonds	—	218,837	—	218,837
Municipal Bonds	—	284	—	284
U.S. Treasury Obligations	—	180	—	180
Short-Term Investments
Investment Companies	15,144	—	—	15,144

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$888	$—	$888
Total Short-Term Investments	15,144	888	—	16,032
Total Investments in Securities	$15,144	$221,859	$—	$237,003
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$81	$—	$81
Futures Contracts	364	—	—	364
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(84)	—	(84)
Futures Contracts	(336)	—	—	(336)
Swaps	—	(40)	—	(40)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$28	$(43)	$—	$(15)
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$18,643	$60,977	$64,476	$(2)	$2	$15,144	15,140	$18	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.